Notes Payable - Related Party (Details Narrative) (10k) - USD ($)	Jun. 06, 2014	Feb. 28, 2017	Oct. 31, 2016	Aug. 31, 2016	Aug. 31, 2015	Oct. 15, 2014	May 05, 2014	Apr. 04, 2014
Notes payable			$ 50,000			$ 605,980
Preferred stock, shares issued		0		1,000,000	1,000,000
Preferred stock, par value		$ 0.001		$ 0.001	$ 0.001
Mr. Mark DeStefano [Member]
Notes payable		$ 50,000
Preferred stock, shares issued		1,000,000
One Year Promissory Note [Member] | Mr. Mark DeStefano [Member]
Notes payable								$ 50,000
Debt instrument, interest rate								12.00%
Second One-year Promissory Note [Member] | Mr. Mark DeStefano [Member]
Notes payable							$ 20,000
Debt instrument, interest rate							12.00%
Two Promissory Notes [Member]
Notes payable	$ 20,000
Preferred stock, shares issued	1,000,000
Preferred stock, par value	$ 0.001
Forgiveness of notes payable	$ 1,900
Voting power of common shares	voting power of 50 common shares
Repayment of debt	$ 50,000
Sale of stock, number of shares issued	5